Standardized Measure of Discounted Future Net Cash flows Relating to Proved Crude Oil and Nature Gas Reserves (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Principal Sources of Change in Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves [Abstract]
Standardized measure at beginning of year	$ 549,039,722	$ 302,771,526
Extensions and discoveries and improved recovery net of future production and development costs	74,142,661	88,919,601
Purchase of minerals in place	11,519,608	270,331,369
Accretion of discount	70,582,116	41,871,778
Net change in sales price, net of production costs	(501,189,743)	(38,540,796)
Changes in estimated future development costs	56,188,859	(9,274,717)
Changes of production rates (timing) and other	125,681,828	12,731,855
Revisions of quantity estimates	(191,356,505)	18,066,206
Net change in income taxes	130,906,060	(40,835,170)
Sales net of production costs	(57,088,519)	(91,571,228)
Sales of minerals in place		(5,430,702)
Net increase (decrease)	(280,613,635)	246,268,196
Standardized measure at end of year	$ 268,426,087	$ 549,039,722